Significant Accounting Policies - Additional Information (Detail) - USD ($) $ in Millions		12 Months Ended
	Mar. 01, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Business And Significant Accounting Policies [Line Items]
Expenses incurred related to shipping and handling of products		$ 2,838.9	$ 2,761.7	$ 2,843.4
Employees dedication percentage for dedicated project personnel expenses		100.00%
Allowance for doubtful accounts		$ 75.1	78.4
Gain (loss) on investment in ZimVie		2.5	(116.6)
Percentage of outstanding common shares retained	19.70%
Spinoff [Member]
Business And Significant Accounting Policies [Line Items]
Gain (loss) on investment in ZimVie		$ 2.5	(116.6)
Percentage of outstanding common shares retained	19.70%
Minimum [Member]
Business And Significant Accounting Policies [Line Items]
Useful life of finite lived intangibles		1 year
Maximum [Member]
Business And Significant Accounting Policies [Line Items]
Useful life of finite lived intangibles		20 years
Building and Building Improvements [Member] | Minimum [Member]
Business And Significant Accounting Policies [Line Items]
Average estimated useful life		10 years
Building and Building Improvements [Member] | Maximum [Member]
Business And Significant Accounting Policies [Line Items]
Average estimated useful life		40 years
Machinery and Equipment [Member] | Minimum [Member]
Business And Significant Accounting Policies [Line Items]
Average estimated useful life		3 years
Machinery and Equipment [Member] | Maximum [Member]
Business And Significant Accounting Policies [Line Items]
Average estimated useful life		8 years
Capitalized Software Costs [Member] | Minimum [Member]
Business And Significant Accounting Policies [Line Items]
Average estimated useful life		3 years
Capitalized Software Costs [Member] | Maximum [Member]
Business And Significant Accounting Policies [Line Items]
Average estimated useful life		15 years
Instruments [Member]
Business And Significant Accounting Policies [Line Items]
Average estimated useful life		5 years
Shipping and Handling [Member]
Business And Significant Accounting Policies [Line Items]
Expenses incurred related to shipping and handling of products		$ 272.7	$ 254.4	$ 255.4